Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Assets [Line Items]
Number of Shares Options Outstanding, Beginning Balance	2,540,000	300,000	300,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.22	$ 8.00	$ 8.00
[custom:WeightedAverageRemainingContractualLifeInYearsOutstandingBeginning]			2 years
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 1,074,245
Number of Options, Granted		4,040,000
Weighted Average Exercise Price, Granted		$ 1.62
Number of Options, Forfeited		(1,800,000)
Weighted Average Exercise Price, Forfeited		$ 4.67
Number of Options, Exercised
Number of Shares Options Outstanding, Ending Balance		2,540,000	300,000
Weighted Average Exercise Price Outstanding, Ending Balance		$ 0.22	$ 8.00
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		4 years 6 months 7 days	1 year
Aggregate Intrinsic Value Outstanding, Ending Balance		$ 1,074,245
Number of Shares Options, Exercisable		1,162,875
Weighted Average Exercise Price, Exercisable Ending Balance		$ 0.22
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term		4 years 6 months 7 days
Aggregate Intrinsic Value Outstanding, Exercisable Ending		$ 491,821
Number of Shares Options, Exercisable		1,162,875
Weighted Average Exercise Price, Exercisable Ending Balance		$ 0.22
Equity Option [Member]
Offsetting Assets [Line Items]
Number of Shares Options Outstanding, Beginning Balance	2,540,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.22
[custom:WeightedAverageRemainingContractualLifeInYearsOutstandingBeginning]	4 years 6 months 7 days
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 1,074,245
Number of Options, Granted	290,000
Weighted Average Exercise Price, Granted	$ 0.84
Number of Options, Forfeited	(401,475)
Weighted Average Exercise Price, Forfeited	$ 0.22
Number of Options, Exercised	(1,670,400)
Weighted Average Exercise Price, Exercised	$ 0.230
Number of Shares Options Outstanding, Ending Balance	758,125	2,540,000
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0.42	$ 0.22
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 years 11 months 4 days
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 514,928	$ 1,074,245
Number of Shares Options, Exercisable	413,875
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.56
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 years 11 months 26 days
Aggregate Intrinsic Value Outstanding, Exercisable Ending	$ 262,473
Number of Shares Options, Exercisable	413,875
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.56